Schedule of Stock Options Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of shares, options outstanding, beginning balance	64,851	52,795
Weighted average exercise price, outstanding, beginning balance	$ 68.00	$ 101.80
Aggregate intrinsic value, outstanding, beginning balance		$ 17,250
Number of shares, options outstanding, granted	7,230	22,686
Weighted average exercise price, options outstanding, granted	$ 12.40	$ 71.80
Number of shares, options outstanding, exercised	297
Weighted average exercise price, options outstanding, exercised	$ 8.00
Number of shares, options outstanding, canceled	(1,157)	(10,630)
Weighted average exercise price, outstanding, canceled	$ 79.00	$ 159.20
Number of shares, options outstanding, ending balance		64,851
Weighted average exercise price, outstanding, ending balance	$ 62.80	$ 68.00
Aggregate intrinsic value, outstanding, ending balance	$ 18,038
Number of shares, options exercisable, ending balance	53,446	40,928
Weighted average exercise price, options exercisable, ending balance	$ 76.80	$ 87.80
Aggregate intrinsic value, options exercisable, ending balance	$ 18,038
Number of shares, options outstanding, beginning balance	64,850
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value	$ 3,904
Number of shares, options outstanding, exercised	(297)
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value	$ 1,419
Number of shares, options outstanding, ending balance	70,626	64,850